Summary of significant accounting policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 17, 2019	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Advertising costs		$ 304,000	$ 379,000		$ 500,000
Reverse stock split	1 for 40 reverse stock split for all common share
Unbilled accounts receivable		$ 11,347,000		9,478,000	6,193,000
Research and developments costs		900,000	400,000		4,000,000
Software cost		$ 0	400,000	$ 900,000	$ 2,800,000
Concentration of credit risk, description		No one individual client represents more than 10% of revenues for the three months ended November 30, 2019, and 2018, respectively
Options [Member]
Short term accrued workers compensation		$ 1,800,000		$ 100,000
Long term accrued workers compensation		5,900,000		300,000
Senior Secured Convertible Notes [Member]
Settlement claims
Warrant [Member]
Short term accrued workers compensation		200,000		1,800,000
Long term accrued workers compensation		300,000		4,100,000
Short-term asset and workers compensation - deposits		2,000,000		1,900,000
Short-term asset and workers compensation - deposits		$ 6,200,000		$ 6,300,000
Treasury Stock [Member]
Concentration of credit risk percent		92.00%		92.00%	86.00%